Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Monetary adjustments	$ 13,890	$ 9,102	$ 9,022
Interest income on financial investments and cash equivalents	11,825	11,853	11,622
Interest on tax credits	1,161	357	1,012
Other financial income	3,024	2,716	4,137
Total Financial income	29,900	24,028	25,793
Financial expenses
Interest in loans and financings	(133,310)	(130,268)	(110,734)
Interest on other liabilities	(13,898)	(6,152)	(5,114)
Interest related to uncertain tax positions (ii)	(55,134)	(9,193)	(4,365)
Interest on asset retirement and environmental obligations – note 27 (a)	(26,587)	(27,734)	(26,969)
Interest on factoring operations and confirming payables	(17,726)	(16,391)	(16,624)
Bond repurchase premium – note 24 (b)	(15,046)	(1,989)
Interest on lease liabilities – note 23 (b)	(9,989)	(13,517)	(6,134)
Interest on contractual obligations – note 29	(6,744)	(6,424)	(5,329)
Transaction costs related to bond repurchase and early redemption – note 24 (b)	(2,814)	(5,080)
Interest on VAT discussions	(5,093)	(1,203)	(16,033)
Other financial expenses	(20,155)	(27,877)	(22,171)
Total Financial expenses	(306,496)	(245,828)	(213,473)
Other financial items, net
Changes in fair value of derivative financial instruments – note 16 (c)	12,806	1,371	(606)
Changes in fair value of loans and financings – note 24 (c)	2,052	(3,627)	(525)
Debt modification gain		3,142
Foreign exchange (losses) gains (i)	74,373	(148,546)	21,753
Total Other financial items, net	89,231	(147,660)	20,622
Net financial results	$ (187,365)	$ (369,460)	$ (167,058)